Corporate Income Taxes- Significant Components of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Deferred tax assets and liabilities [abstract]
Net deferred tax assets	$ 902	$ 1,112	$ 263
Deferred tax assets	2,051	2,185
Deferred tax liabilities	$ 1,149	$ 1,073